Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Loss carryforwards	$ 9,700,000
Effective tax rate	0.00%	0.00%	0.00%
Swiss Tax [Member]
Income Taxes (Details) [Line Items]
Loss carryforwards	$ 40,900,000	$ 32,900,000
Five Years [Member] | Swiss Tax [Member]
Income Taxes (Details) [Line Items]
Loss carryforwards, expire	15,500,000
2028 - 2029 [Member] | Swiss Tax [Member]
Income Taxes (Details) [Line Items]
Loss carryforwards, expire	$ 17,400,000